Condensed Consolidated Balance Sheets (Unaudited) (Parenthetical) - $ / shares	Jun. 30, 2025	Dec. 31, 2024	Sep. 25, 2024	Sep. 04, 2024	Sep. 03, 2024	Jun. 30, 2024	Mar. 08, 2024	Dec. 31, 2023
Common stock, par value	$ 0.0001
Common stock, authorized	500,000,000
Common Class A [Member]
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, authorized	450,000,000	450,000,000
Common stock, shares issued	9,765,000	7,350,000
Common stock, shares outstanding	9,765,000	7,350,000
Common Class B [Member]
Common stock, par value	$ 0.0001	$ 0.0001			$ 0.0001		$ 0.0001
Common stock, authorized	50,000,000	50,000,000			29,999,999
Common stock, shares issued	22,650,000	22,650,000				30,000,000	1	30,000,000
Common stock, shares outstanding	22,650,000	22,650,000				30,000,000		30,000,000